SEGMENT INFORMATION (Details) - Schedule of Segment Reporting Information, by Segment - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 2,981,982	$ 1,762,978
Costs and expenses	(3,228,559)	(2,054,326)
Interest expense	(8,669)	(12,587)
Total	(255,246)	(303,935)
Corporate expenses	(32,544,431)	(8,482,342)
Net Loss	(32,799,677)	(8,786,277)
Security and Cash Management [Member]
Segment Reporting Information [Line Items]
Revenues	2,232,915	1,490,832
Costs and expenses	(2,253,194)	(1,611,201)
Total	(20,279)	(120,369)
Marketing and Products [Member]
Segment Reporting Information [Line Items]
Revenues	188,594	26,420
Costs and expenses	(387,330)	(43,716)
Total	(198,736)	(17,296)
Consulting and Advisory[Member]
Segment Reporting Information [Line Items]
Revenues	432,046	144,944
Costs and expenses	(555,892)	(367,358)
Total	(123,846)	(222,414)
Finance And Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	128,427	100,782
Costs and expenses	(32,143)	(32,051)
Interest expense	(8,669)	(12,587)
Total	$ 87,615	$ 56,144